Fair Value Measurements Using Significant Unobservable Inputs Level 3 (Detail) (USD $)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014
Beginning balance				$ (6,270,000)
Modification of Warrants		624,016		(1,924,186)	0
Exercises of Warrants	224,000	0	0	224,000	0
Adjustments to estimated fair value				7,541,693		7,541,693
Ending balance		4,213,595		4,213,595		6,270,000
Fair Value, Inputs, Level 3
Beginning balance				6,270,000	0	0
Modification of Warrants				1,924,186
Exercises of Warrants				(224,000)
Issuances						10,391,693
Adjustments to estimated fair value				(3,756,591)		(4,121,693)
Ending balance		4,213,595		4,213,595		(6,270,000)
Fair Value, Inputs, Level 3 | Convertible Debt [Member]
Beginning balance				0
Issuances				354,988
Adjustments to estimated fair value				(92,857)
Ending balance		$ 262,131		$ 262,131